Schedule H, Line 4(a) - Schedule of Delinquent Participant Contributions (Details) - Rhinebeck Bank 401(k) Plan	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule H, Line 4(a) - Schedule of Delinquent Participant Contributions
Entity tax identification number	14-1002430
EBP, Plan Name	Rhinebeck Bank 401(k) Plan
Plan number	005
Participant Contributions Late to Plan	$ 135
Late Participant Loan Repayments are included	false
Total Fully Corrected under VFCP and PTE 2002-51	$ 135